Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Dec 20, 2012
Document Effective Date	Dec 20, 2012
Prospectus Date	Apr 30, 2012

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

MET/TEMPLETON GROWTH PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Met/Templeton Growth Portfolio (the “Portfolio”) from Templeton Global Advisors Limited (“Templeton”) to OppenheimerFunds, Inc. (“Oppenheimer”) to be effective April 29, 2013, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Oppenheimer. Effective April 29, 2013, the name of the Portfolio will change to Oppenheimer Global Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to Templeton will change to Oppenheimer. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Templeton and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective April 29, 2013:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Capital appreciation.

In the Portfolio Summary, the disclosure in the footnote in the section entitled “Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following:

* MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.630% for amounts over $462.5 million but less than $550 million of the Portfolio’s average daily net assets, 0.590% for the next $500 million of the Portfolio’s average daily net assets, and 0.565% for amounts over $1.05 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives, forward commitments, and when-issued and delayed delivery securities.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and industry position. Oppenheimer evaluates factors affecting particular industries, market trends and general economic conditions.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Growth oriented companies.

•	Companies that stand to benefit from global growth trends at attractive valuations.

•	Companies with strong competitive positions and high demand for their products or services.

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

In the Portfolio Summary, “Credit and Counterparty Risk,” “Interest Rate Risk,” and “Focused Investment Risk” are deleted in their entirety from the section entitled “Primary Risks” and the following disclosures are added at the end of that section:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph in the section entitled “Past Performance”:

Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio, and the Portfolio changed its investment objective and principal investment strategies. Performance information set forth below does not reflect any of these changes. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	mist6_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

MET/TEMPLETON GROWTH PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Met/Templeton Growth Portfolio (the “Portfolio”) from Templeton Global Advisors Limited (“Templeton”) to OppenheimerFunds, Inc. (“Oppenheimer”) to be effective April 29, 2013, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Oppenheimer. Effective April 29, 2013, the name of the Portfolio will change to Oppenheimer Global Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to Templeton will change to Oppenheimer. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Templeton and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective April 29, 2013:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Capital appreciation.

In the Portfolio Summary, the disclosure in the footnote in the section entitled “Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following:

* MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.630% for amounts over $462.5 million but less than $550 million of the Portfolio’s average daily net assets, 0.590% for the next $500 million of the Portfolio’s average daily net assets, and 0.565% for amounts over $1.05 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives, forward commitments, and when-issued and delayed delivery securities.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and industry position. Oppenheimer evaluates factors affecting particular industries, market trends and general economic conditions.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Growth oriented companies.

•	Companies that stand to benefit from global growth trends at attractive valuations.

•	Companies with strong competitive positions and high demand for their products or services.

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

In the Portfolio Summary, “Credit and Counterparty Risk,” “Interest Rate Risk,” and “Focused Investment Risk” are deleted in their entirety from the section entitled “Primary Risks” and the following disclosures are added at the end of that section:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph in the section entitled “Past Performance”:

Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio, and the Portfolio changed its investment objective and principal investment strategies. Performance information set forth below does not reflect any of these changes. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Met/Templeton Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist6_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

MET/TEMPLETON GROWTH PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Met/Templeton Growth Portfolio (the “Portfolio”) from Templeton Global Advisors Limited (“Templeton”) to OppenheimerFunds, Inc. (“Oppenheimer”) to be effective April 29, 2013, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Oppenheimer. Effective April 29, 2013, the name of the Portfolio will change to Oppenheimer Global Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to Templeton will change to Oppenheimer. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Templeton and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective April 29, 2013:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Capital appreciation.

In the Portfolio Summary, the disclosure in the footnote in the section entitled “Annual Portfolio Operating Expenses” is deleted in its entirety and replaced with the following:

* MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.630% for amounts over $462.5 million but less than $550 million of the Portfolio’s average daily net assets, 0.590% for the next $500 million of the Portfolio’s average daily net assets, and 0.565% for amounts over $1.05 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives, forward commitments, and when-issued and delayed delivery securities.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and industry position. Oppenheimer evaluates factors affecting particular industries, market trends and general economic conditions.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Growth oriented companies.

•	Companies that stand to benefit from global growth trends at attractive valuations.

•	Companies with strong competitive positions and high demand for their products or services.

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

In the Portfolio Summary, “Credit and Counterparty Risk,” “Interest Rate Risk,” and “Focused Investment Risk” are deleted in their entirety from the section entitled “Primary Risks” and the following disclosures are added at the end of that section:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph in the section entitled “Past Performance”:

Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio, and the Portfolio changed its investment objective and principal investment strategies. Performance information set forth below does not reflect any of these changes. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2012